Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Cash of Discontinued Operations

The following is a summary of cash and cash equivalents at December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Cash	$3,505	$93
Cash equivalents	—	3,044
Total cash and cash equivalents	$3,505	$3,137

Future NRG Sdn. Bhd. [Member]
Schedule of Cash of Discontinued Operations
	June 30, 2026 (USD)	Dec 31, 2025 (USD)
Cash at bank — continuing operations	27,109	202,716

Cash of continuing operations comprises demand deposits placed with regulated financial institutions in Malaysia. Cash of discontinued operations is presented within assets held for sale (see Note 4).

	Note	2025	2024
		(USD)	(USD)
Cash — continuing operations		202,716	268,780
Cash — discontinued operations		3,135,050	1,701,167
Consolidated cash per cash flow statement		3,337,766	1,969,947